Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Fixed Assets

	As of December 31,
	2015	2016	2016
	RMB	RMB	US$
	(In thousands)
Computer equipment	12,520,942	15,192,502	2,188,175
Office building	3,094,551	3,247,212	467,696
Office building related facility, machinery and equipment	1,593,090	1,772,428	255,283
Vehicles	31,450	45,267	6,520
Office equipment	433,144	546,442	78,704
Leasehold improvements	302,304	315,745	45,477
Construction in progress	682,314	755,037	108,747

	18,657,795	21,874,633	3,150,602
Accumulated depreciation	(8,030,668)	(10,580,285)	(1,523,878)

	10,627,127	11,294,348	1,626,724